Short-Term and Long-Term Debt (Tables)	12 Months Ended
Mar. 31, 2013
Short-Term Debt

Short-term debt at March 31, 2013 and 2012, consisted of the following:

	Millions of yen
	2013	2012
Banks, insurance companies and other financial institutions	¥164,156	¥170,824
Commercial paper	41,000	45,000
Short-term debt	¥205,156	¥215,824

Long-Term Debt

Long-term debt at March 31, 2013 and 2012, consisted of the following:

	Millions of yen
	2013	2012
Long-term debt without collateral:
Banks, insurance companies and other financial institutions, maturing serially through 2013–2018, weighted-average rate 3.0%	¥260,536	¥240,629
Euro Medium-Term Notes maturing serially through 2013–2017, weighted-average rate 1.7%	80,734	56,098
1.66% Unsecured Bonds due 2012	—	20,000
0.85% Unsecured Bonds due 2012	—	10,000
1.53% Unsecured Bonds due 2013	30,000	30,000
1.19% Unsecured Bonds due 2014	30,000	30,000
0.58% Unsecured Bonds due 2016	30,000	30,000
0.32% Unsecured Bonds due 2017	30,000	—
Capital lease obligations (Note 16)	9,976	12,536
Other	3,361	2,713

Total	474,607	431,976
Less: current maturities	(130,793)	(119,457)

Long-term debt	¥343,814	¥312,519

Annual Maturities of Long-Term Debt Excluding Market Value Adjustments

Annual maturities of long-term debt subsequent to March 31, 2013, excluding market value adjustments of ¥1,153 million are as follows:

Year ending March 31	Millions of yen
2014	¥130,480
2015	119,162
2016	112,345
2017	69,659
2018	41,185
2019 and thereafter	623

Total	¥473,454